Share capital (Detail Textuals 1) (CAD)	1 Months Ended
	Jan. 20, 2012	Jun. 30, 2012	Jun. 04, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Common shares issued		62,731,056		60,702,947
Common shares outstanding		62,731,056		60,702,947
Number of shares held in escrow account		750,000
Number of shares released from escrow account			74,999	149,998
Number of shares held in escrow account			224,997
Closed non-brokered private placement units	1,550,000
Price of closed non-brokered private placement units	2.00
Gross proceeds from closed non-brokered private placement units	3,100,000
Exercise price of warrants	2.00